CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Total	Number of Common Shares	Warrant Reserve	Share-Based Payment Reserve	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance, shares at Dec. 31, 2021		700,200,059
Balance, amount at Dec. 31, 2021	$ 223,925	$ 318,499	$ 25,063	$ 22,219	$ 410	$ (142,266)
Statement [Line Items]
Proceed from private placements, shares		17,749,868
Proceed from private placements, amount	5,325	$ 5,325
Private placement share issuance costs	(271)	(271)
Flow through share premium liability	(1,351)	$ (1,351)
Settlement of RSUs, shares		516,664
Settlement of RSUs, amount	0	$ 120	0	(120)	0	0
Shares issued on acquisition of Duparquet Project, shares		79,169,460
Shares issued on acquisition of Duparquet Project, amount	17,391	$ 17,391	0	0	0	0
Shares issued in connection with mineral property tenure, shares		4,708,127
Shares issued in connection with mineral property tenure, amount	1,250	$ 1,250	0	0	0	0
Share reduction due to expiry, shares		(118,029)
Share reduction due to expiry, amount	0	$ 0	0	0	0	0
Share-based payments	2,427	0	0	2,427	0	0
Loss for the period	(16,279)	0	0	0	0	(16,279)
Other comprehensive income/(loss)	(4,747)	$ 0	0	0	(4,747)	0
Balance, shares at Dec. 31, 2022		802,226,149
Balance, amount at Dec. 31, 2022	227,670	$ 340,963	25,063	24,526	(4,337)	(158,545)
Statement [Line Items]
Proceed from private placements, shares		105,179,519
Proceed from private placements, amount	15,833	$ 14,443	1,390		0	0
Flow through share premium liability	(1,759)	(1,759)	0	0	0	0
Share-based payments	2,814	0	0	2,814	0	0
Loss for the period	(7,036)	0	0	0	0	(7,036)
Other comprehensive income/(loss)	(224)	0	0	0	(224)	0
Share issuance cost	(550)	$ (550)	0	0	0	0
Shares issuance on acquisition of mineral properties and property, plant and equipment (Note 6 & 10), shares		8,245,377
Shares issuance on acquisition of mineral properties and property, plant and equipment (Note 6 & 10), amount	1,646	$ 1,566	0	80	0	0
Settlement of restricted share units, shares		763,330
Settlement of restricted share units, amount	0	$ 250	0	(250)	0	0
Balance, shares at Dec. 31, 2023		916,414,375
Balance, amount at Dec. 31, 2023	$ 238,394	$ 354,913	$ 26,453	$ 27,170	$ (4,561)	$ (165,581)